Short Term Investments with Related Parties (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Short Term Investments with Related Parties [Abstract]
Schedule of Short Term Investments with Related Parties	The components of short term investments with related parties were as follows:
As at	December 31, 2023	March 31, 2023

Certificate to deposits with related parties*	$164,381	$166,540
Short term investments with related parties	164,381	166,540
*	These deposits are under lien against debt availed from related parties.
Short term investments with related parties
As at	March 31, 2023	March 31, 2022
Certificate to deposits with related parties*	$166,540	$—
Short term investments with related parties	166,540	—

*	These deposits are under lien against debt availed from related parties